Provisions and other non-current liabilities (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product liability, government investigations, other legal matters provisions [roll forward]
Product liabilities government investigations other legal matters provisions at beginning of period	$ 397	$ 487	$ 1,369
Impact of business combinations	4		11
Cash payments	(105)	(292)	(1,863)
Releases	(52)	(44)	(31)
Additions	466	251	1,018
Currency translation effects	(8)	(5)	(17)
Product liabilities government investigations other legal matters provisions at end of period	702	397	487
Less current provision	(548)	(56)	(306)
Non-current product liabilities, governmental investigations and other legal matters provisions at end of period	$ 154	$ 341	$ 181